Fair Value Measurements (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Sep. 13, 2013	Dec. 31, 2012
Financial assets:
Non-covered loans, net	$ 3,481,405		$ 3,148,987
Covered loans	1,005,308
Broker-dealer and clearing organization receivables	119,317		145,564
FDIC indemnification asset	188,291	185,680
Financial liabilities:
Broker-dealer and clearing organization payables	129,678		187,990
Level 2
Financial assets:
Non-covered loans, net	281,712
Broker-dealer and clearing organization receivables	119,317		145,564
Other assets	43,946		59,094
Financial liabilities:
Deposits	6,722,909		4,698,848
Broker-dealer and clearing organization payables	129,678		187,990
Short-term borrowings	342,087		728,250
Debt	114,671		217,092
Other liabilities	3,362		4,400
Level 3
Financial assets:
Non-covered loans, net	3,119,319		3,148,987
Covered loans	997,371
FDIC indemnification asset	188,291
Other assets	22,109
Total Fair Value
Financial assets:
Non-covered loans, net	3,401,031		3,148,987
Covered loans	997,371
Broker-dealer and clearing organization receivables	119,317		145,564
FDIC indemnification asset	188,291
Other assets	66,055		59,094
Financial liabilities:
Deposits	6,722,909		4,698,848
Broker-dealer and clearing organization payables	129,678		187,990
Short-term borrowings	342,087		728,250
Debt	114,671		217,092
Other liabilities	3,362		4,400
Carrying Amount
Financial assets:
Non-covered loans, net	3,481,405		3,148,987
Covered loans	1,005,308
Broker-dealer and clearing organization receivables	119,317		145,564
FDIC indemnification asset	188,291
Other assets	66,055		59,094
Financial liabilities:
Deposits	6,722,019		4,700,461
Broker-dealer and clearing organization payables	129,678		187,990
Short-term borrowings	342,087		728,250
Debt	123,339		208,551
Other liabilities	$ 3,362		$ 4,400